Other assets and liabilities	3 Months Ended
Jun. 30, 2019
Other Assets And Other Liabilities [Line Items]
Disclosure of other assets and other liabilities [textblock]

Note 12 Other assets and liabilities

a) Other financial assets measured at amortized cost

USD million	30.6.19	31.3.19	31.12.18
Debt securities	12,906	12,938	13,562
of which: government bills / bonds	8,163	8,094	8,778
Loans to financial advisors[1]	3,075	3,158	3,291
Fee- and commission-related receivables	1,830	1,816	1,644
Finance lease receivables[2]	1,259	1,224	1,091
Settlement and clearing accounts	582	702	1,039
Accrued interest income	821	733	700
Other	1,752	1,924	1,310
Total other financial assets measured at amortized cost	22,225	22,495	22,637
1 Related to financial advisors in the US and Canada. 2 Upon adoption of IFRS 16 on 1 January 2019, Finance lease receivables increased by USD 176 million. Refer to Note 1 for more information.

b) Other non-financial assets

USD million	30.6.19	31.3.19	31.12.18
Precious metals and other physical commodities	3,920	3,816	4,298
Bail deposit[1]	1,306	1,286	1,312
Prepaid expenses	760	769	731
Net defined benefit pension and post-employment assets	3	3	0
VAT and other tax receivables	290	232	282
Properties and other non-current assets held for sale	98	58	82
Other	456	413	358
Total other non-financial assets	6,833	6,577	7,062
1 Refer to item 1 in Note 15b for more information.

c) Other financial liabilities measured at amortized cost

USD million	30.6.19	31.3.19	31.12.18
Other accrued expenses	1,565	1,670	1,911
Accrued interest expenses	1,441	1,326	1,501
Settlement and clearing accounts	1,787	1,160	1,477
Lease liabilities[1]	3,777	3,873
Other	2,358	2,741	2,688
Total other financial liabilities measured at amortized cost	10,927	10,770	7,576
1 Relates to lease liabilities of USD 3,956 million recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.

d) Other financial liabilities designated at fair value

USD million	30.6.19	31.3.19	31.12.18
Financial liabilities related to unit-linked investment contracts	25,087	24,317	21,679
Securities financing transactions	7,436	6,190	9,461
Over-the-counter debt instruments	1,828	1,882	2,450
of which: life-to-date own credit (gain) / loss	(26)	(27)	(51)
Other	56	5	5
Total other financial liabilities designated at fair value	34,407	32,394	33,594

e) Other non-financial liabilities

USD million	30.6.19	31.3.19	31.12.18
Compensation-related liabilities	3,578	2,998	4,645
of which: financial advisor compensation plans	1,295	1,207	1,454
of which: other compensation plans	986	521	1,929
of which: net defined benefit pension and post-employment liabilities	871	907	773
of which: other compensation-related liabilities [1]	427	363	490
Current and deferred tax liabilities	1,061	953	915
VAT and other tax payables	405	458	403
Deferred income	168	170	215
Other	89	103	98
Total other non-financial liabilities	5,301	4,682	6,275
1 Includes liabilities for payroll taxes and untaken vacation.